Cash and cash equivalents - Summary Of Change In Classification Of Cash Flows Of Certain Rentals Paid On Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of change in classification of cash flows of certain rentals paid on leases [Abstract]
Lease rentals paid	¥ (25,241)	¥ (22,749)	¥ (20,857)
Addition of land use rights	(224)	(113)
Total	¥ (25,465)	¥ (22,862)	¥ (20,857)